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Prospectus Supplement May 2, 1997

IDS Bond Fund, Inc. S-6495 K (10/96)
IDS Discovery Fund, Inc. S-6457 K (9/96)
IDS Equity Select Fund, Inc. S-6426 L (1/97)
IDS Extra Income Fund, Inc. S-6370 K (7/96)
IDS Federal Income Fund, Inc. S-6042 L (7/96)
IDS Emerging Markets Fund S-6354 A (10/96)
IDS Global Balanced Fund S-6352 A (10/96)
IDS Global Bond Fund S-6309 K (12/96)
IDS Global Growth Fund S-6334 K (12/96)
IDS Growth Fund S-6455 L (9/96)
IDS Research Opportunities Fund S-6356 A (8/96)
IDS High Yield Tax-Exempt Fund, Inc. S-6340 L (1/97)
IDS International Fund, Inc. S-6140 K (11/96)
IDS Diversified Equity Income Fund S-6475 K (11/96)
IDS Mutual S-6326 L (11/96)
IDS Managed Allocation Fund S-6141 L (11/96)
IDS Blue Chip Advantage Fund S-6025 K (3/97)
IDS Small Company Index Fund S-6357 C (3/97)
IDS New Dimensions Fund, Inc. S-6440 K (9/96)
IDS Precious Metals Fund, Inc. S-6142 K (5/96)
IDS Progressive Fund, Inc. S-6449 K (11/96)
IDS Selective Fund, Inc. S-6376 L (7/96)
IDS Stock Fund, Inc. S-6351 L (11/96)
IDS Strategy Aggressive Fund S-6381 D (5/96)
IDS Equity Value Fund S-6382 D (5/96)
IDS Tax-Exempt Bond Fund S-6310 L (1/97)
IDS Intermediate Tax-Exempt Fund S-6355 A (1/97)
IDS Utilities Income Fund, Inc. S-6341 K (8/96)
IDS Insured Tax-Exempt Fund S-6327 K (8/96)
IDS California Tax-Exempt Fund S-6328 K (8/96)
 IDS Massachusetts Tax-Exempt Fund
 IDS Minnesota Tax-Exempt Fund
 IDS New York Tax-Exempt Fund
 IDS Ohio Tax-Exempt Fund

The section in the prospectus regarding "Waivers of the sales charge for Class A shares" has been revised to include a new bullet that reads as follows:

"Investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of a redemption of shares that were sponsored by the financial advisor's previous broker dealer and, (3) the proceeds must be the result of a redemption of an equal or greater value where a sales load was previously assessed."

Form S-6358 A (5/97)
Valid until next prospectus update.
Destroy May 1, 1998.


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